Income Taxes - Schedule of Movement of Valuation Allowance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Movement of valuation allowance
Balance at the beginning of the year	$ 173,436	¥ 1,207,426	¥ 1,198,872	¥ 1,068,082
Additions	20,573	143,227	128,464	189,090
Written-off for expiration of net operating losses	(14,194)	(98,818)	(10,584)	(16,421)
Utilization of previously unrecognized tax losses and deductible advertising expenses	(796)	(5,539)	(109,326)	(41,879)
Balance at the end of the year	$ 179,019	¥ 1,246,296	¥ 1,207,426	¥ 1,198,872